Employee Benefit Plan, Fair Value and NAV (Details) - EBP003Member - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 892,067	$ 816,199
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	892,067	816,199
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,058,411	983,382
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,058,411	983,382
EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	146,765	150,077
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	146,765	150,077
EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,579	17,106
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,579	17,106
EBP, Retirement Date Funds
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	353,563	311,728
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	353,563	311,728
EBP, Large Company Index Fund
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	226,551	211,366
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	226,551	211,366
EBP, Mid-Size Company Index Fund
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	85,208	85,082
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	85,208	85,082
EBP, Other Investment
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	39,232	40,925
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	39,232	40,925
EBP, International Index Fund
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	89,041	75,023
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	89,041	75,023
EBP, Bond Market Fund
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	62,405	55,765
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	62,405	55,765
EBP, Small Company Index Fund
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	34,451	34,032
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	34,451	34,032
US Treasury and Government
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,616	2,278
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,616	$ 2,278